Related party transactions	12 Months Ended
Jun. 30, 2020
Related party transactions
Related party transactions

41Related party transactions

Parties are considered to be related if one party directly or indirectly has the ability to control or jointly control the other party or exercise significant influence over the other party or is a member of the key management of the reporting entity (Sasol Limited). In particular, this relates to joint ventures and associates. Disclosure in respect of joint ventures and associates is provided in note 24.

Group companies, in the ordinary course of business, entered into various purchase and sale transactions with associates and joint ventures. The effect of these transactions is included in the financial performance and results of the group. Terms and conditions are determined on an arm’s length basis. Amounts owing (after eliminating intercompany balances) to related parties are disclosed in the respective notes to the financial statements for those statement of financial position items. No impairment of receivables related to the amount of outstanding balances is required.

Material related party transactions

The following table shows the material transactions that are included in the annual financial statements using the equity method for associates and joint ventures.

for the year ended 30 June	2020 Rm	2019 Rm	2018 Rm
Sales and services rendered from subsidiaries to related parties
Joint ventures	672	1 474	965
Purchases by subsidiaries from related parties
Joint ventures	691	718	671
Associates	15	95	88
	706	813	759

Identity of related parties with whom material transactions have occurred

Except for the group’s interests in joint ventures and associates, there are no other related parties with whom material individual transactions have taken place.

Key management remuneration

Key management comprises of Executive and Non-executive Directors as well as other members of the Group Executive Committee (GEC)/Prescribed Officers. Refer to the audited Remuneration Report for full details of remuneration of key management personnel and Non-executive Directors, as well as the former Joint CEOs and Presidents.

		Retirement	Other	Total	Total	Total
	Salary	funding	benefits	2020	2019(1)	2018(1)
	R’000	R’000	R’000	R’000	R’000	R’000
Executive Directors	17 935	1 848	3 161	22 944	46 948	66 808

(1) Total remuneration for the financial year excludes gains derived from the long-term incentive schemes which are separately disclosed.

Gains on Long-term incentives and Share Appreciation Rights for the Executive Directors’ and former Executive Director were as follows:

	Long-term incentive rights vested(1) R’000	Share appreciation rights, with and without CPTs exercised R’000	Total 2020 R’000	Total 2019 R’000	Total 2018 R’000
Executive Directors	2 657	—	2 657	25 025	20 515

(1) Long-term incentives for the 2020 financial year represent incentives approved on the group results for the 2020 financial year, payable in the 2021 financial year.

Remuneration and benefits paid and short-term incentives approved for the Prescribed Officers were as follows:

	Salary R’000	Retirement funding R’000	Other benefits R’000	Total 2020 R’000	Total 2019(1) R’000	Total 2018(1) R’000
Prescribed Officers	38 272	6 554	7 316	52 142	67 488	89 007
Number of Prescribed Officers				6	8	8

(1) Total remuneration for the financial year excludes gains derived from the long-term incentive schemes which are separately disclosed.

Gains on Long-term incentives and Share Appreciation Rights for the Prescribed Officers were as follows:

	Long-term incentive rights vested(1) R’000	Share appreciation rights, with and without CPTs exercised R’000	Total 2020 R’000	Total 2019 R’000	Total 2018 R’000
Prescribed Officers	4 201	—	4 201	68 559	44 962

(1) Long-term incentives for the 2020 financial year represent incentives approved on the group results for the 2020 financial year, payable in the 2021 financial year.

Messrs. Cornell and Nqwababa agreed with the Board to terminate their employment. The Board has acknowledged, following an external investigation, that there was no personal wrongdoing on their part. The remuneration and benefits earned during their tenure as Joint CEOs and Presidents in addition to the mutual separation detail was as follows:

	Salary R’000	Retirement funding R’000	Other benefits R’000	Total 2020 R’000
Former Joint CEOs and Presidents	29 278	11 682	51 184	92 144

(1) Total remuneration for the financial year excludes gains derived from the long-term incentive schemes which are separately disclosed.

Gains on Long-term incentives and Share Appreciation Rights for the former Joint CEOs and Presidents were as follows:

	Long term incentive rights vested(1) R’000	Share appreciation rights, with and without CPTs exercised R’000	Total 2020 R’000
Former Joint CEOs and Presidents	3 765	—	3 765

(1) Long-term incentives for the 2020 financial year represent incentives approved on the group results for the 2020 financial year, payable in the 2021 financial year.

The gains from SARs exercised during 2020 is disclosed in the audited Remuneration Report.

The total IFRS 2 charge for Executive Directors and the Prescribed Officers in 2020 amounted to R10 million and R16 million, respectively and amounted to R14 million for the former Joint CEOs and Presidents.

Non-executive Directors’ emoluments for the year was as follows:

	Board meeting fees R’000	Lead Director fees R’000	Committee fees R’000	Ad Hoc Special Board — Committee Meeting R’000	Other R’000	Total 2020 R’000	Total 2019 R’000	Total 2018 R’000
Non-executive Directors	29 952	637	7 959	1 172	23	39 743	32 455	27 823